Related party transactions - Schedule of Related Party Transactions (Details) - Associated Companies - Related Party - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Management fees and other	$ 11,781	$ 11,074	$ 14,418
Dividends	13,325	10,933	34,245
Contributions	(12,548)	(4,509)	(23,102)
Income from transactions with related parties	$ 12,558	$ 17,498	$ 25,561